Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Detail) (JPY ¥)	Mar. 31, 2014		Mar. 31, 2013
Assets [Abstract]
Securities borrowing transactions	¥ 7,729,326,000,000		¥ 5,819,885,000,000
Financial instruments and non-cash collateral [Member]
Assets [Abstract]
Reverse repurchase agreements	(7,930,000,000,000)	[1]	(6,588,000,000,000)	[1]
Securities borrowing transactions	(5,725,000,000,000)	[1]	(3,889,000,000,000)	[1]
Liabilities [Abstract]
Repurchase agreements	(9,867,000,000,000)	[1]	(10,201,000,000,000)	[1]
Securities lending transactions	(2,235,000,000,000)	[1]	(1,935,000,000,000)	[1]
Cash collateral [Member]
Assets [Abstract]
Reverse repurchase agreements	0	[1]	(1,000,000,000)	[1]
Securities borrowing transactions
Liabilities [Abstract]
Repurchase agreements	0	[1]	0	[1]
Securities lending transactions
Net amount [Member]
Assets [Abstract]
Reverse repurchase agreements	1,688,000,000,000		1,706,000,000,000
Securities borrowing transactions	1,999,000,000,000		1,919,000,000,000
Liabilities [Abstract]
Repurchase agreements	4,071,000,000,000		2,243,000,000,000
Securities lending transactions	362,000,000,000		271,000,000,000
Total gross balance [Member]
Assets [Abstract]
Reverse repurchase agreements	20,244,000,000,000	[2]	22,183,000,000,000	[2]
Securities borrowing transactions	7,729,000,000,000	[2]	6,064,000,000,000	[2]
Liabilities [Abstract]
Repurchase agreements	24,564,000,000,000	[2]	26,332,000,000,000	[2]
Securities lending transactions	2,602,000,000,000	[2]	2,462,000,000,000	[2]
Less: Amounts offset in the consolidated balance sheets [Member]
Assets [Abstract]
Reverse repurchase agreements	(10,626,000,000,000)	[3]	(13,888,000,000,000)	[3]
Securities borrowing transactions	(5,000,000,000)	[3]	(256,000,000,000)	[3]
Liabilities [Abstract]
Repurchase agreements	(10,626,000,000,000)	[3]	(13,888,000,000,000)	[3]
Securities lending transactions	(5,000,000,000)	[3]	(256,000,000,000)	[3]
Total net amounts reported on the face of the consolidated balance sheets
Assets [Abstract]
Reverse repurchase agreements	9,618,000,000,000	[4]	8,295,000,000,000	[4]
Securities borrowing transactions	7,724,000,000,000	[4]	5,808,000,000,000	[4]
Liabilities [Abstract]
Repurchase agreements	13,938,000,000,000	[4]	12,444,000,000,000	[4]
Securities lending transactions	¥ 2,597,000,000,000	[4]	¥ 2,206,000,000,000	[4]

[1]	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
[2]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost. As of March 31, 2013, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \ 1,617 billion and \ 2,083 billion, respectively. As of March 31, 2013, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,679 billion and \ 143 billion, respectively. As of March 31, 2014, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,278 billion and \3,918 billion, respectively. As of March 31, 2014, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,751 billion and \137 billion, respectively.
[3]	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost.
[4]	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements-Securities purchased under agreements to resell and Collateralized agreements-Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.